Consolidated Statements of Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Number of common shares [Member]	Share option and warrant reserve [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]
Balance, shares at Dec. 31, 2020		117,823,857
Balance, amount at Dec. 31, 2020	$ 166,272	$ 294,710	$ 11,521	$ 0	$ (139,959)
Statement [Line Items]
Comprehensive loss for the year	(16,790)	$ 0	0	0	(16,790)
Shares issued pursuant to the purchase of a royalty, net of share issue costs, shares		328,767
Shares issued pursuant to the purchase of a royalty, net of share issue costs, amount	290	$ 290	0	0	0
Shares issued pursuant to private placement, net of share issue costs, shares		7,461,450
Shares issued pursuant to private placement, net of share issue costs, amount	5,385	$ 5,385	0	0	0
Share options exercised, shares		5,834
Share options exercised, amount	5	$ 6	(1)	0	0
Warrants exercised, shares		101,042
Warrants exercised, amount	147	$ 159	(12)	0	0
Fair value of warrants issued	0	(5,086)	5,086	0	0
Share-based compensation	$ 2,046	0	2,046	0	0
Share-based compensation (shares)	0
Balance, amount at Dec. 31, 2021	$ 157,355	$ 295,464	18,640	0	(156,749)
Balance, shares at Dec. 31, 2021		125,720,950
Statement [Line Items]
Comprehensive loss for the year	24,905	$ 0	0	(3)	24,908
Shares issued pursuant to private placement, net of share issue costs, shares		13,750,000
Shares issued pursuant to private placement, net of share issue costs, amount	10,864	$ 10,864	0	0	0
Share-based compensation	$ 1,669	0	1,669	0	0
Share-based compensation (shares)	0
Balance, amount at Dec. 31, 2022	$ 194,793	$ 306,328	20,309	(3)	(131,841)
Balance, shares at Dec. 31, 2022		139,470,950
Statement [Line Items]
Comprehensive loss for the year	(17,219)	$ 0	0	(6)	(17,213)
Share-based compensation	$ 1,351	$ 0	1,351	0	0
Share-based compensation (shares)	197,345
Shares issued pursuant to offering, net of share issue costs shares		6,076,500
Shares issued pursuant to offering, net of share issue costs value	$ 3,949	$ 3,949	0	0	0
Balance, amount at Dec. 31, 2023	$ 182,874	$ 310,277	$ 21,660	$ (9)	$ (149,054)
Balance, shares at Dec. 31, 2023		145,744,795